SEGMENT INFORMATION - Revenue disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEGMENT INFORMATION
Revenue	$ 64,669	$ 56,733	$ 65,925
Bulgaria
SEGMENT INFORMATION
Revenue	912	966	871
Canada
SEGMENT INFORMATION
Revenue	361	382	8,724
Czech
SEGMENT INFORMATION
Revenue	4,103	3,548	3,197
Greece
SEGMENT INFORMATION
Revenue	1,613	1,650	8,748
Japan
SEGMENT INFORMATION
Revenue	41,140	37,887	37,757
PRC
SEGMENT INFORMATION
Revenue	29
Spain
SEGMENT INFORMATION
Revenue	329	421	379
USA
SEGMENT INFORMATION
Revenue	4,914	6,681	3,797
Uruguay
SEGMENT INFORMATION
Revenue	11,268	5,198	$ 2,425
EPC services solar energy system sales
SEGMENT INFORMATION
Revenue	198	285
EPC services solar energy system sales | Canada
SEGMENT INFORMATION
Revenue	177	256
EPC services solar energy system sales | USA
SEGMENT INFORMATION
Revenue	21	29
Sales of solar modules
SEGMENT INFORMATION
Revenue	1
Sales of solar modules | Canada
SEGMENT INFORMATION
Revenue	1
Electricity sales income
SEGMENT INFORMATION
Revenue	61,438	53,615
Electricity sales income | Canada
SEGMENT INFORMATION
Revenue	143	126
Electricity sales income | Czech
SEGMENT INFORMATION
Revenue	4,103	3,548
Electricity sales income | Greece
SEGMENT INFORMATION
Revenue		146
Electricity sales income | Japan
SEGMENT INFORMATION
Revenue	40,925	37,671
Electricity sales income | PRC
SEGMENT INFORMATION
Revenue	29
Electricity sales income | Spain
SEGMENT INFORMATION
Revenue	329	421
Electricity sales income | USA
SEGMENT INFORMATION
Revenue	4,822	6,647
Electricity sales income | Uruguay
SEGMENT INFORMATION
Revenue	11,087	5,056
O&M services
SEGMENT INFORMATION
Revenue	3,032	2,833
O&M services | Bulgaria
SEGMENT INFORMATION
Revenue	912	966
O&M services | Canada
SEGMENT INFORMATION
Revenue	40
O&M services | Greece
SEGMENT INFORMATION
Revenue	1,613	1,504
O&M services | Japan
SEGMENT INFORMATION
Revenue	215	216
O&M services | USA
SEGMENT INFORMATION
Revenue	71	5
O&M services | Uruguay
SEGMENT INFORMATION
Revenue	$ 181	$ 142